Business Combination - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 16, 2020	Mar. 02, 2020	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Business Acquisition [Line Items]
Recapitalization exchange ratio	0.7471%			0.7471%	0.7471%
Shares in escrow (in shares)	10,000,000
Shares authorized (in shares)	635,000,000			635,000,000
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)				625,000,000	625,000,000	625,000,000
Preferred stock, shares authorized (in shares)	10,000,000			10,000,000	10,000,000	10,000,000
Number of shares issued in private placement (in shares)	15,853,052	69,000,000.0
Stock sold, price per share (in dollars per share)	$ 10.00	$ 10.00	$ 43.11
Aggregate consideration	$ 158,500		$ 11,700
Old Skillz, Stock Election Shareholders
Business Acquisition [Line Items]
Shares outstanding (in shares)	359,518,849
Old Skillz, Cash Election Shareholders
Business Acquisition [Line Items]
Shares outstanding (in shares)	75,786,931
Cash consideration	$ 566,204,152
Class A common stock, par value $0.0001 per share
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000			500,000,000	500,000,000	500,000,000
Number of shares issued in private placement (in shares)	15,853,052
Stock sold, price per share (in dollars per share)	$ 10.00
Aggregate consideration	$ 158,500
Class A common stock, par value $0.0001 per share | Old Skillz, Stock Election Shareholders
Business Acquisition [Line Items]
Merger consideration in shares (in shares)	191,932,860
Class B Common Stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	125,000,000			125,000,000	125,000,000	125,000,000
Preferred stock, shares authorized (in shares)	10,000,000
Class B Common Stock | Old Skillz, Stock Election Shareholders
Business Acquisition [Line Items]
Merger consideration in shares (in shares)	76,663,551
Old Skillz, Cash Election Shareholders
Business Acquisition [Line Items]
Cash consideration				$ 566,204
Sponsor | Class A common stock, par value $0.0001 per share
Business Acquisition [Line Items]
Shares released if earnout conditions met (in shares)	5,000,000
Old Skillz Stockholders | Class A common stock, par value $0.0001 per share
Business Acquisition [Line Items]
Shares released if earnout conditions met (in shares)	5,000,000